CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Total Current Assets	$ 621,413	$ 2,171,553
TOTAL ASSETS	13,351,030	46,881,358
Current liabilities:
Accounts payable	217,923	99,468
Accrued expenses	444,950	2,251,823
Total Current Liabilities	3,738,102	4,980,018
TOTAL LIABILITIES	4,202,102	5,560,518
Commitments and contingencies
Stockholders' equity:
Accumulated deficit	(4,226,914)	(4,150,511)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	13,351,030	46,881,358
Angel Studios, Inc. CIK: 0001671941
Current assets:
Cash and cash equivalents	4,386,163	25,201,425
Accounts receivable, net	7,601,364	24,140,903
Current portion of long-term licensing receivables, net	10,970,223	7,851,505
Physical media inventory	3,123,213	2,843,681
Current portion of notes receivable	501,125	707,508
Prepaid expenses and other	5,307,271	4,316,577
Total Current Assets	31,889,359	65,061,599
Long-term licensing receivables, net	14,022,553	11,279,260
Notes receivable, net of current portion	4,372,004	4,502,079
Property and equipment, net	1,062,114	1,212,056
Content, net	1,614,127	1,389,588
Intangibles, net	1,950,715	1,987,190
Digital assets	2,778,537	2,961,790
Investments in affiliates	4,502,586	4,503,153
Operating lease right-of-use assets	3,079,978	1,286,237
Other long-term assets	8,493,311	4,075,243
TOTAL ASSETS	73,765,284	98,258,195
Current liabilities:
Accounts payable	2,028,651	3,169,248
Accrued expenses	9,520,353	6,297,230
Current portion of accrued licensing royalties	21,795,345	25,958,085
Notes payable	3,542,680	4,160,277
Current portion of operating lease liabilities	635,379	364,633
Deferred revenue	7,689,479	3,920,648
Current portion of accrued settlement costs	266,735	253,882
Total Current Liabilities	45,478,622	44,124,003
Accrued settlement costs, net of current portion	4,235,312	4,371,972
Accrued licensing royalties, long-term	9,370,043	9,125,409
Operating lease liabilities, net of current portion	2,502,299	961,151
TOTAL LIABILITIES	61,586,276	58,582,535
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 25,667,960 and 24,991,300 shares issued and outstanding, respectively	25,668	24,991
Additional paid-in capital	59,750,371	49,875,530
Noncontrolling interests	(194,880)	(151,670)
Accumulated deficit	(47,402,151)	(10,073,191)
Total stockholders' equity	12,179,008	39,675,660
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 73,765,284	$ 98,258,195